Consolidated Statements of Income (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Non-interest revenues
Discount revenue	$ 18,695	$ 17,739	$ 16,734
Net card fees	2,631	2,506	2,448
Travel commissions and fees	1,913	1,940	1,971
Other commissions and fees	2,414	2,317	2,269
Other	2,274	2,425	2,164
Total non-interest revenues	27,927	26,927	25,586
Interest income
Interest on loans	6,718	6,511	6,272
Interest and dividends on investment securities	201	246	327
Deposits with banks and other	86	97	97
Total interest income	7,005	6,854	6,696
Interest expense
Deposits	442	480	528
Long-term debt and other	1,516	1,746	1,792
Total interest expense	1,958	2,226	2,320
Net interest income	5,047	4,628	4,376
Total revenues net of interest expense	32,974	31,555	29,962
Provisions for losses
Charge card	789	742	770
Card Member loans	1,229	1,149	253
Other	92	99	89
Total provisions for losses	2,110	1,990	1,112
Total revenues net of interest expense after provisions for losses	30,864	29,565	28,850
Expenses
Marketing, promotion, rewards and Card Member services	10,267	9,944	9,930
Salaries and employee benefits	6,191	6,597	6,252
Other, net	6,518	6,573	5,712
Total	22,976	23,114	21,894
Pretax income from continuing operations	7,888	6,451	6,956
Income tax provision	2,529	1,969	2,057
Income from continuing operations	5,359	4,482	4,899
Income from discontinued operations, net of tax	0	0	36
Net income	$ 5,359	$ 4,482	$ 4,935
Earnings per Common Share Basic: (Note 18)
Income from continuing operations attributable to common shareholders	$ 4.91	$ 3.91	$ 4.11
Income from discontinued operations	$ 0	$ 0	$ 0.03
Net income attributable to common shareholders	$ 4.91	$ 3.91	$ 4.14
Earnings per Common Share Diluted: (Note 18)
Income from continuing operations attributable to common shareholders	$ 4.88	$ 3.89	$ 4.09
Income from discontinued operations	$ 0	$ 0	$ 0.03
Net income attributable to common shareholders	$ 4.88	$ 3.89	$ 4.12
Average common shares outstanding for earnings per common share:
Basic	1,082	1,135	1,178
Diluted	1,089	1,141	1,184